UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2011

Date of reporting period:	January 1, 2011 — December 31, 2011

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Variable Trust

12|31|11

Annual report

Putnam VT Money Market Fund

Putnam INVESTMENTS

Message from the Trustees

Dear Shareholder:

Global financial uncertainty and the European debt crisis continue to contribute to risk aversion and volatility within markets around the world. While we have experienced some positive trends in recent months, stock markets ended 2011 essentially where they began.

Until a lasting and meaningful solution is found for the European debt problem and the U.S. economy establishes a solid footing, it is our belief that this volatility and uncertainty will persist, at least over the near term. In this kind of market, Putnam’s portfolio managers and analysts are dedicated to uncovering opportunities, while seeking to guard against downside risk.

During periods of market uncertainty, it is especially important to rely on the counsel and expertise of your financial advisor, who can help you maintain a long-term focus and a balanced investment approach suitable to your goals.

In other developments, please join us in welcoming the return of Elizabeth T. Kennan to the Board of Trustees. Dr. Kennan, who served as a Trustee from 1992 until 2010, has rejoined the Board, effective January 1, 2012. Dr. Kennan is a Partner of Cambus-Kenneth Farm (thoroughbred horse breeding and general farming), and is also President Emeritus of Mount Holyoke College.

We would also like to take this opportunity to welcome new shareholders to the fund and to thank all of our investors for your continued confidence in Putnam.

Performance summary (as of 12/31/11)

Investment objective

As high a rate of current income as management believes is consistent with preservation of capital and maintenance of liquidity

Net asset value December 31, 2011

Class IA: $1.00	Class IB: $1.00

Total return at net asset value

			Lipper VP
			(Underlying
			Funds) — Money
(as of 12/31/11)	Class IA shares*	Class IB shares†	Market Funds

1 year	0.01%	0.01%	–0.03%

5 years	8.42	7.74	7.31
Annualized	1.63	1.50	1.42

10 years	20.31	18.06	18.60
Annualized	1.87	1.67	1.72

Life	148.65	143.35	148.15
Annualized	3.88	3.79	3.88

Current yield (as of 12/31/11)

7-day yield
(without subsidy)	–0.26%	–0.51%

7-day yield
(with subsidy)	0.01%	0.01%

For a portion of the periods, the fund had expense limitations or waivers, without which returns would have been lower.

* Class inception date: February 1, 1988.

† Class inception date: April 30, 1998.

The 7-day yield is the most common gauge for measuring money market mutual fund performance. Yield reflects current performance more closely than total return.

Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would have been lower. Performance of class IB shares before their inception is derived from the historical performance of class IA shares, adjusted to reflect the higher operating expenses applicable to such shares. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Portfolio holdings and allocations may vary over time. Allocations are represented as a percentage of net assets as of 12/31/11. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the exclusion of as-of trades, if any, and the use of different classifications of securities for presentation purposes.

Putnam VT Money Market Fund 1

Report from your fund’s managers

How would you describe the investment environment for the money market over the year ending December 31, 2011?

It’s been turbulent. Sovereign debt concerns in the eurozone, high unemployment and political paralysis here at home, and decelerating economic growth in the emerging markets: Each of these factors produced headwinds in an investment environment challenged by uncertainty and volatility, especially during the second half of the year. On the interest-rate front, the Federal Reserve has held its benchmark federal funds rate steady in the 0.0% to 0.25% range for the past three years and also indicated its intention to maintain an accommodative monetary policy until mid 2013. While the Fed’s actions were designed to promote liquidity in the financial system and to stimulate economic growth, they have resulted in returns and yields on money market securities that have hovered at historic lows. Given Putnam VT Money Market Fund’s conservative, high-quality focus, the fund avoided many of the distressed sectors of the money market and its class IA shares at net asset value performed in line with the overall interest-rate environment.

What are the implications of the eurozone’s debt crisis on the U.S. money market?

Europe’s debt issues and the lack of a coordinated response weighed on investors’ minds for most of the period, contributing to weak confidence in the region. Many troubled European banks hold billions of euros in the sovereign debt of Greece, Spain, Italy, and other struggling European countries. The worry is that the European crisis could potentially spread to the United States, as many U.S. money market funds hold short-term European bank debt. Over the course of the period, U.S. money market fund managers have been reducing their exposure to European banks — as we have done here at Putnam — thereby attempting to limit the fallout in the event that the crisis deteriorates further.

In August 2011, ratings agency Standard & Poor’s downgraded its credit rating on U.S. Treasuries. How did that move affect the money markets?

S&P downgraded U.S. long-term debt by one ratings notch while citing its ongoing concerns about the growing burden of federal debt. However, since the Securities and Exchange Commission [SEC] limits money market funds from investing in longer-term securities, the effect of the downgrade on money market funds was minimal.

Where did you find your best investment opportunities in this complex market environment?

We have remained diligent in our credit research process to avoid exposure to securities that might pose risks to the funds. As a result, we have maintained significant allocations to high-quality money market securities, such as repurchase agreements that are collateralized by government securities. We also selectively added to the fund’s credit exposure outside of Europe, most notably in Canada, and the Australian and Nordic regions. In addition, we added exposure to municipal securities through commercial paper and VRDNs [variable-rate demand notes]. We believe tax-exempt rates have become attractive due to the low-rate environment and provide additional diversification with solid credit profiles.

What is your outlook for the economy and money markets as we head into 2012?

U.S. growth in the first half of 2011 was especially weak, held back by higher oil prices; fiscal tightening, especially at the state and local levels; and the disruptive consequences of the Japanese disasters. With some of these factors reversing, we expected to see somewhat stronger performance in the second half of 2011. At the same time, however, we also believe that ongoing weakness in the financial markets and mounting stresses in the eurozone will remain major headwinds for the economy. When economic conditions begin to show solid improvement, we believe interest-rate normalization in the United States is likely to occur. Until that time, with money market yields indicating that short-term rates could hold at their current and very low levels into 2012 and beyond, we will continue to focus on safety and liquidity, while looking for competitive yields further out on the money market maturity spectrum when investment opportunities arise.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future.

Consider these risks before investing: Money market funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this fund. Current and future portfolio holdings are subject to risk.

Your fund’s managers

Portfolio Manager Joanne M. Driscoll is a CFA charterholder. She joined Putnam in 1995 and has been in the investment industry since 1992.

Portfolio Manager Jonathan M. Topper is a Portfolio Analyst at Putnam. He has been in the investment industry since he joined Putnam in 1990.

Your fund’s managers may also manage other accounts advised by Putnam Management or an affiliate, including retail mutual fund counterparts to the funds in Putnam Variable Trust.

2 Putnam VT Money Market Fund

Understanding your fund’s expenses

As an investor in a variable annuity product that invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, which are not shown in this section and would result in higher total expenses. Charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The first two columns in the following table show the expenses you would have paid on a $1,000 investment in your fund from July 1, 2011, to December 31, 2011. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. To estimate the ongoing expenses you paid over the period, divide your account value by $1,000, then multiply the result by the number in the first line for the class of shares you own.

Compare your fund’s expenses with those of other funds

The two right-hand columns of the table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Expenses and value for a		Expenses and value for a
	$1,000 investment, assuming		$1,000 investment, assuming a
	actual returns for the 6 months		hypothetical 5% annualized return
	ended 12/31/11		for the 6 months ended 12/31/11

	Class IA	Class IB	Class IA	Class IB

Expenses paid
per $1,000*	$0.86	$0.86	$0.87	$0.87

Ending value
(after expenses)	$1,000.03	$1,000.03	$1,024.35	$1,024.35

Annualized
expense ratio†	0.17%	0.17%	0.17%	0.17%

*Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 12/31/11. The expense ratio may differ for each share class. Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

†For the fund’s most recent fiscal half year; may differ from expense ratios based on one-year data in the financial highlights. Reflects a voluntary waiver of certain fund expenses.

Putnam VT Money Market Fund 3

Report of Independent Registered Public Accounting Firm

To the Trustees of Putnam Variable Trust and Shareholders of
Putnam VT Money Market Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam VT Money Market Fund (the “fund”) at December 31, 2011, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at December 31, 2011 by correspondence with the custodian, brokers, and transfer agent provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 9, 2012

4 Putnam VT Money Market Fund

The fund’s portfolio 12/31/11

REPURCHASE AGREEMENTS (25.2%)*	Principal amount	Value

Interest in $310,000,000 joint tri-party repurchase
agreement dated 12/30/11 with Citigroup
Global Markets, Inc. due 1/3/12 — maturity
value of $12,000,093 for an effective yield of
0.07% (collateralized by various mortgage backed
securities with coupon rates ranging from 3.5%
to 5.5% and due dates ranging from 11/1/24
to 1/1/42, valued at $316,200,000)	$12,000,000	$12,000,000

Interest in $35,000,000 joint tri-party repurchase
agreement dated 12/30/11 with Deutsche Bank
Securities, Inc. due 1/3/12 — maturity value
of $12,000,107 for an effective yield of 0.08%
(collateralized by a U.S. Treasury note with a
coupon rate of 2.0% and a due date of 11/15/21,
valued at $35,700,100)	12,000,000	12,000,000

Interest in $235,000,000 joint tri-party repurchase
agreement dated 12/30/11 with Goldman
Sachs & Co. due 1/3/12 — maturity value of
$12,000,133 for an effective yield of 0.10%
(collateralized by various mortgage backed
securities with coupon rates ranging from 4.0%
to 5.5% and due dates ranging from 8/1/25
to 2/1/41, valued at $239,700,000)	12,000,000	12,000,000

Interest in $90,000,000 joint tri-party repurchase
agreement dated 12/30/11 with JPMorgan
Securities, LLC due 1/3/12 — maturity value
of $5,500,133 for an effective yield of 0.14%
(collateralized by various corporate bonds with
coupon rates ranging from zero % to 9.875% and
due dates ranging from 4/15/12 to 10/1/40,
valued at $94,503,241)	5,500,000	5,500,000

Interest in $332,310,000 joint tri-party repurchase
agreement dated 12/30/11 with Merrill
Lynch & Co., Inc. due 1/3/12 — maturity value
of $10,915,049 for an effective yield of 0.04%
(collateralized by various mortgage backed
securities with coupon rates ranging from 2.891%
to 5.655% and due dates ranging from 1/1/37
to 9/1/41, valued at $338,956,200)	10,915,000	10,915,000

Interest in $314,000,000 joint tri-party term
repurchase agreement dated 12/27/11 with
Citigoup Global Markets, Inc. due 1/3/12, 0.07%
(collateralized by various mortgage-backed
securities with coupon rates ranging from 3.00%
to 5.00% and due dates ranging from 12/1/26 to
5/1/41, valued at $321,632,624) TR	5,250,000	5,250,000

Interest in $264,000,000 joint tri-party term
repurchase agreement dated 12/28/11 with
Deutsche Bank Securities, Inc. due 1/4/12, 0.05%
(collateralized by various mortgage-backed
securities with coupon rates ranging from 3.50%
to 7.00% and due dates ranging from 6/1/16 to
11/1/41, valued at $269,280,000) TR	5,250,000	5,250,000

Interest in $55,000,000 joint tri-party term
repurchase agreement dated 12/23/11 with
JPMorgan Securities, LLC due 1/23/12, 0.31%
(collateralized by various corporate bonds and
notes with coupon rates ranging from 4.05% to
7.25% and due dates ranging from 2/15/13 to
10/15/39, valued at $57,753,766) TR	2,000,000	2,000,000

Total repurchase agreements (cost $64,915,000)		$64,915,000

ASSET-BACKED
COMMERCIAL		Maturity	Principal
PAPER (18.4%)*	Yield (%)	date	amount	Value

Alpine Securitization Corp.
(Switzerland)	0.190	1/6/12	$1,500,000	$1,499,960

Bryant Park Funding, LLC	0.170	1/20/12	2,500,000	2,499,776

CAFCO, LLC	0.130	1/6/12	1,400,000	1,399,975

Chariot Funding, LLC	0.230	3/8/12	1,350,000	1,349,422

Chariot Funding, LLC	0.230	2/2/12	1,250,000	1,249,744

CHARTA, LLC	0.140	1/24/12	1,400,000	1,399,875

CIESCO LP	0.100	1/23/12	1,300,000	1,299,921

CRC Funding, LLC	0.130	1/4/12	1,300,000	1,299,986

Fairway Finance, LLC (Canada)	0.220	1/27/12	1,400,000	1,399,778

Gemini Securitization Corp., LLC	0.090	1/3/12	2,000,000	1,999,990

Govoc, LLC	0.160	1/23/12	1,400,000	1,399,863

Jupiter Securitization Co., LLC	0.220	3/6/12	1,700,000	1,699,325

Jupiter Securitization Co., LLC	0.180	2/7/12	1,000,000	999,815

Liberty Street Funding, LLC
(Canada)	0.270	1/17/12	2,000,000	1,999,760

Liberty Street Funding, LLC
(Canada)	0.260	2/13/12	1,000,000	999,689

Manhattan Asset Funding Co.,
LLC (Japan)	0.420	2/21/12	2,200,000	2,198,691

Manhattan Asset Funding Co.,
LLC (Japan)	0.350	2/16/12	550,000	549,754

Old Line Funding, LLC	0.220	2/6/12	1,500,000	1,499,670

Old Line Funding, LLC	0.140	1/13/12	1,100,000	1,099,949

Straight-A Funding, LLC	0.190	3/27/12	1,250,000	1,249,433

Straight-A Funding, LLC	0.190	3/20/12	3,000,000	2,998,749

Straight-A Funding, LLC	0.190	2/1/12	2,500,000	2,499,591

Straight-A Funding, LLC	0.090	1/18/12	1,100,000	1,099,953

Thunder Bay Funding, LLC	0.220	3/19/12	2,600,000	2,598,761

Variable Funding Capital
Co., LLC	0.130	1/26/12	3,800,000	3,799,657

Victory Receivables Corp.
(Japan)	0.385	1/30/12	2,000,000	1,999,380

Victory Receivables Corp.
(Japan)	0.380	1/13/12	400,000	399,949

Victory Receivables Corp.
(Japan)	0.226	2/9/12	1,600,000	1,599,612

Working Capital Management
Co. (Japan)	0.350	1/5/12	1,300,000	1,299,949

Total asset-backed commercial paper (cost $47,389,977)				$47,389,977

MUNICIPAL BONDS		Maturity		Principal
AND NOTES (15.5%)*	Yield (%)	date	Rating**	amount	Value

California (1.5%)
Board of Trustees
of the Leland Stanford
Junior University
Commercial Paper	0.200	1/13/12	P-1	$2,700,000	$2,699,820

Board of Trustees
of the Leland Stanford
Junior University
Commercial Paper	0.180	2/24/12	P-1	1,100,000	1,099,703

					3,799,523
Connecticut (1.4%)
Yale University
Commercial Paper	0.193	1/18/12	P-1	1,000,000	999,910

Yale University
Commercial Paper	0.162	1/17/12	P-1	1,000,000	999,929

Yale University
Commercial Paper	0.160	2/17/12	P-1	1,500,000	1,499,687

					3,499,526

Putnam VT Money Market Fund 5

MUNICIPAL BONDS		Maturity		Principal
AND NOTES (15.5%)* cont.	Yield (%)	date	Rating**	amount	Value

Florida (0.6%)
Highlands County Health
Facilities Authority VRDN
(Adventist Health), Ser. H M	0.050	11/15/35	VMIG1	$1,700,000	$1,700,000

					1,700,000
Indiana (2.2%)
Indiana State Finance
Authority VRDN, Ser. A M	0.050	2/1/35	VMIG1	1,500,000	1,500,000

Saint Joseph County
Commercial Paper
(University of Notre
Dame Du Lac.)	0.200	2/15/12	P-1	1,000,000	999,750

Saint Joseph County
Commercial Paper
(University of Notre
Dame Du Lac.)	0.183	1/5/12	P-1	1,000,000	999,980

Saint Joseph County
Commercial Paper
(University of Notre
Dame Du Lac.)	0.150	1/9/12	P-1	1,027,000	1,026,966

Trinity Health Corporation
Commercial Paper	0.130	1/23/12	P-1	1,221,000	1,220,903

					5,747,599
Kentucky (1.3%)
Catholic Health Initiatives

Commercial Paper, Ser. A	0.180	1/12/12	P-1	750,000	750,000

Catholic Health Initiatives
Commercial Paper, Ser. A	0.100	1/3/12	P-1	500,000	500,000

Kentucky State Economic
Development Finance
Authority VRDN (Catholic
Health Initiatives), Ser. C M	0.060	5/1/34	VMIG1	2,100,000	2,100,000

					3,350,000
Maryland (0.5%)
Howard County Commercial
Paper, Ser. 11	0.120	1/17/12	P-1	1,300,000	1,300,000

					1,300,000
Massachusetts (1.4%)
Harvard University
Commercial Paper	0.120	2/15/12	P-1	3,500,000	3,499,475

					3,499,475
Nevada (0.4%)
Truckee Meadows Water
Authority Commercial
Paper (Lloyds TSB Bank
PLC/New York (LOC))	0.120	1/4/12	P-1	1,000,000	1,000,000

					1,000,000
North Carolina (1.2%)
Duke University
Commercial Paper,
Ser. B-98	0.220	3/22/12	P-1	1,250,000	1,249,381

Duke University
Commercial Paper,
Ser. B-98	0.180	2/9/12	P-1	1,250,000	1,249,756

Wake County VRDN,
Ser. B M	0.060	3/1/24	VMIG1	500,000	500,000

					2,999,137
Texas (4.0%)
Board of Regents of Texas
Tech University Revenue
Financing System
Commercial Paper	0.110	1/3/12	P-1	1,750,000	1,750,000

Board of Regents of Texas
Tech University Revenue
Financing System
Commercial Paper	0.110	1/3/12	P-1	500,000	500,000

MUNICIPAL BONDS		Maturity		Principal
AND NOTES (15.5%)* cont.	Yield (%)	date	Rating**	amount	Value

Texas cont.
Board of Regents of Texas
Tech University Revenue
Financing System
Commercial Paper Ser. A	0.110	1/3/12	P-1	$1,600,000	$1,600,000

Board of Regents of
University of Texas
System Commercial
Paper Ser. B	0.160	1/18/12	P-1	4,000,000	4,000,000

Harris County, Health
Facilities Development
Authority VRDN (Texas
Childrens Hospital),
Ser. B-1 M	0.100	10/1/29	VMIG1	485,000	485,000

Texas Public Finance
Authority Commercial
Paper, Ser. 08	0.160	2/6/12	P-1	2,000,000	2,000,000

					10,335,000
Virginia (0.6%)
Regents of University
of Virginia Commercial
Paper, Ser. 03-A	0.090	1/18/12	P-1	1,500,000	1,500,000

					1,500,000
Wisconsin (0.4%)
Wisconsin State Health &
Educational Facilities
Authority VRDN
(Wheaton Franciscan
Services), Ser. B M	0.600	8/15/33	VMIG1	1,140,000	1,140,000

					1,140,000

Total municipal bonds and notes (cost $39,870,260)					$39,870,260

COMMERCIAL		Maturity	Principal
PAPER (14.7%)*	Yield (%)	date	amount	Value

Australia & New Zealand
Banking Group, Ltd.
(Australia)	0.541	6/29/12	$600,000	$598,380

Australia & New Zealand
Banking Group, Ltd. 144A
(Australia)	0.351	2/2/12	3,250,000	3,248,988

Barclays U.S. Funding Corp.
(United Kingdom)	0.090	1/3/12	1,300,000	1,299,993

Canadian Imperial
Holdings, Inc.	0.401	5/15/12	2,700,000	2,695,950

COFCO Capital Corp.	0.350	1/5/12	1,300,000	1,299,949

Commonwealth Bank of
Australia 144A (Australia)	0.481	3/19/12	700,000	699,272

Commonwealth Bank of
Australia 144A (Australia)	0.470	6/8/12	2,000,000	2,000,000

Commonwealth Bank of
Australia 144A (Australia)	0.461	4/10/12	1,450,000	1,448,147

Danske Corp. (Denmark)	0.270	1/4/12	1,350,000	1,349,970

DnB Bank ASA 144A
(Norway)	0.670	4/25/12	1,500,000	1,500,000

DnB Bank ASA 144A
(Norway)	0.531	4/16/12	2,600,000	2,595,943

General Electric Capital Corp.	0.200	3/14/12	1,200,000	1,199,757

General Electric Capital
Services	0.230	1/19/12	1,400,000	1,399,839

HSBC Bank USA, NA	0.260	2/27/12	1,550,000	1,549,362

HSBC USA, Inc.
(United Kingdom)	0.521	3/26/12	1,300,000	1,299,202

HSBC USA, Inc.
(United Kingdom)	0.270	3/12/12	1,000,000	999,467

6 Putnam VT Money Market Fund

COMMERCIAL		Maturity	Principal
PAPER (14.7%)* cont.	Yield (%)	date	amount	Value

ING (US) Funding, LLC	0.170	1/3/12	$1,500,000	$1,499,986

Louis Dreyfus
Commodities, LLC	0.500	1/11/12	1,300,000	1,299,819

Nordea North America Inc./
DE (Sweden)	0.511	4/13/12	1,400,000	1,397,957

Prudential PLC 144A
(United Kingdom)	0.470	2/7/12	1,400,000	1,399,324

State Street Corp.	0.200	3/7/12	2,600,000	2,599,047

Svenska Handelsbanken, Inc.
(Sweden)	0.501	3/12/12	410,000	409,596

Westpac Banking Corp.
144A (Australia)	0.744	8/24/12	2,600,000	2,587,387

Westpac Banking Corp.
144A (Australia)	0.630	7/5/12	1,400,000	1,400,000

Total commercial paper (cost $37,777,335)				$37,777,335

U.S. GOVERNMENT AGENCY		Maturity	Principal
OBLIGATIONS (10.6%)*	Yield (%)	date	amount	Value

Bank of America Corp.
FDIC guaranteed notes,
MTN, Ser. L [k]	2.100	4/30/12	$5,700,000	$5,735,579

Federal Farm Credit Bank
FRN, Ser. 1	0.150	1/14/13	3,500,000	3,500,000

Federal Home Loan Bank
discount notes	0.110	2/17/12	515,000	514,926

Federal Home Loan Bank
unsec. discount notes	0.149	2/10/12	1,270,000	1,269,887

Federal Home Loan Bank
unsec. discount notes	0.093	4/20/12	2,800,000	2,799,204

Federal Home Loan Bank
unsec. discount notes	0.070	5/30/12	600,000	599,825

Federal Home Loan
Mortgage Corp. unsec.
discount notes	0.100	4/2/12	1,000,000	999,744

Federal Home Loan
Mortgage Corp. unsec.
discount notes	0.095	4/9/12	500,000	499,869

Federal Home Loan
Mortgage Corp. unsec.
discount notes	0.075	5/21/12	1,000,000	999,706

Federal Home Loan
Mortgage Corp. unsec.
discount notes	0.065	5/9/12	2,000,000	1,999,534

Federal National
Mortgage Association
unsec. discount notes	0.100	4/2/12	4,000,000	3,998,978

Federal National
Mortgage Association
unsec. discount notes	0.082	5/16/12	3,400,000	3,398,954

Federal National
Mortgage Association
unsec. discount notes	0.065	5/9/12	1,000,000	999,767

Total U.S. government agency obligations (cost $27,315,973)				$27,315,973

CERTIFICATES OF	Interest	Maturity	Principal
DEPOSIT (5.6%)*	rate (%)	date	amount	Value

Bank of Montreal/
Chicago, IL (Canada)	0.100	1/31/12	$2,400,000	$2,400,000

Bank of Nova Scotia/Houston	0.560	6/21/12	1,100,000	1,100,000

Canadian Imperial Bank of
Commerce/New York, NY
FRN (Canada)	0.603	7/17/12	900,000	900,481

CERTIFICATES OF	Interest	Maturity	Principal
DEPOSIT (5.6%)* cont.	rate (%)	date	amount	Value

National Australia Bank Ltd.
(Australia)	0.500	4/23/12	$2,700,000	$2,700,000

National Australia Bank Ltd.
(Australia)	0.490	4/11/12	1,500,000	1,500,042

Nordea Bank Finland
PLC/NY FRN	0.942	9/13/12	2,500,000	2,498,286

Toronto-Dominion
Bank/NY FRN (Canada)	0.426	10/19/12	3,300,000	3,300,701

Total certificates of deposit (cost $14,399,510)				$14,399,510

SHORT-TERM INVESTMENT FUND (3.7%)*			Shares	Value

Putnam Money Market Liquidity Fund 0.05% [e]			9,600,000	$9,600,000

Total short-term investment fund (cost $9,600,000)				$9,600,000

CORPORATE BONDS	Interest	Maturity	Principal
AND NOTES (2.9%)*	rate (%)	date	amount	Value

Royal Bank of Canada 144A sr.
unsec. notes FRN (Canada) M	0.738	5/15/14	$3,925,000	$3,925,185

Svenska Handelsbanken/
New York, NY 144A FRN
(Sweden) M	0.578	6/8/17	3,500,000	3,500,000

Total corporate bonds and notes (cost $7,425,185)				$7,425,185

U.S. TREASURY	Interest	Maturity	Principal
OBLIGATIONS (2.5%)*	rate (%)	date	amount	Value

U.S. Treasury Notes	1.500	7/15/12	$4,000,000	$4,030,199

U.S. Treasury Notes	0.625	7/31/12	2,500,000	2,507,605

Total U.S. treasury obligations (cost $6,537,804)				$6,537,804

Total investments (cost $255,231,044)			$255,231,044

Key to holding’s abbreviations

FDIC Guaranteed	Federal Deposit Insurance Corp. Guaranteed
FRN	Floating Rate Notes
LOC	Letter of Credit
MTN	Medium Term Notes
VRDN	Variable Rate Demand Notes

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2011 through December 31, 2011 (the reporting period).

* Percentages indicated are based on net assets of $257,196,213.

** The Moody’s, Standard & Poor’s or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. The rating of an insured security represents what is believed to be the most recent rating of the insurer’s claims-paying ability available at the close of the reporting period and does not reflect any subsequent changes. Ratings are not covered by the Report of Independent Registered Public Accounting Firm. Security ratings are defined in the Statement of Additional Information.

e See Note 5 to the financial statements regarding investments in Putnam Money Market Liquidity Fund. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

k The rates shown are the current interest rates at the close of the reporting period.

M The security’s effective maturity date is less than one year.

TR Maturity value of a term repurchase agreement will equal the principal amount of the repurchase agreement plus interest.

Debt obligations are considered secured unless otherwise indicated.

Putnam VT Money Market Fund 7

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on FRN are the current interest rates at the close of the reporting period.

VRDN are floating-rate securities with long-term maturities, that carry coupons that reset every one or seven days. The rates shown are the current interest rates at the close of the reporting period.

The dates shown on debt obligations are the original maturity dates.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):

United States	77.9%	United Kingdom	2.0%

Australia	6.3	Norway	1.6

Canada	5.8	Switzerland	0.6

Japan	3.2	Denmark	0.5

Sweden	2.1	Total	100.0%

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Asset-backed commercial paper	$—	$47,389,977	$—

Certificates of deposit	—	14,399,510	—

Commercial paper	—	37,777,335	—

Corporate bonds and notes	—	7,425,185	—

Municipal bonds and notes	—	39,870,260	—

Repurchase agreements	—	64,915,000	—

U.S. Government agency obligations	—	27,315,973	—

U.S. Treasury obligations	—	6,537,804	—

Short-term investment fund	9,600,000	—	—

Totals by level	$9,600,000	$245,631,044	$—

The accompanying notes are an integral part of these financial statements.

8 Putnam VT Money Market Fund

Statement of assets and liabilities
12/31/11

Assets

Investment in securities, at value (Note 1):

Unaffiliated issuers (at amortized cost)	$180,716,044

Affiliated issuers (identified cost $9,600,000) (Note 5)	9,600,000

Repurchase agreements (identified cost $64,915,000)	64,915,000

Cash	919

Interest and other receivables	100,054

Receivable for shares of the fund sold	2,453,121

Total assets	257,785,138

Liabilities

Payable for compensation of Manager (Note 2)	4,294

Payable for shares of the fund repurchased	397,005

Payable for investor servicing fees (Note 2)	21,477

Payable for custodian fees (Note 2)	11,520

Payable for Trustee compensation and expenses (Note 2)	92,012

Payable for administrative services (Note 2)	648

Payable for auditing fees	51,825

Other accrued expenses	10,144

Total liabilities	588,925

Net assets	$257,196,213

Represented by

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$257,446,162

Accumulated net realized loss on investments (Note 1)	(249,949)

Total — Representing net assets applicable to capital shares outstanding	$257,196,213

Computation of net asset value Class IA

Net assets	$123,847,478

Number of shares outstanding	123,978,639

Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$1.00

Computation of net asset value Class IB

Net assets	$133,348,735

Number of shares outstanding	133,488,893

Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$1.00

The accompanying notes are an integral part of these financial statements.

Putnam VT Money Market Fund 9

Statement of operations
Year ended 12/31/11

Investment income

Interest (including interest income of $9,348 from investments in affiliated issuers) (Note 5)	$577,916

Expenses

Compensation of Manager (Note 2)	809,963

Investor servicing fees (Note 2)	277,533

Custodian fees (Note 2)	29,188

Trustee compensation and expenses (Note 2)	21,978

Administrative services (Note 2)	8,407

Distribution fees — Class IB (Note 2)	370,136

Other	125,881

Fees waived and reimbursed by Manager (Note 2)	(1,096,409)

Total expenses	546,677

Expense reduction (Note 2)	(78)

Net expenses	546,599

Net investment income	31,317

Net realized gain on investments (Notes 1 and 3)	21,352

Net gain on investments	21,352

Net increase in net assets resulting from operations	$52,669

Statement of changes in net assets

	Year ended	Year ended
	12/31/11	12/31/10

Decrease in net assets

Operations:

Net investment income	$31,317	$95,006

Net realized gain (loss) on investments	21,352	(134,480)

Net increase (decrease) in net assets resulting from operations	52,669	(39,474)

Distributions to shareholders (Note 1):

From ordinary income

Net investment income

Class IA	(14,557)	(60,691)

Class IB	(16,760)	(67,651)

Decrease from capital share transactions (Note 4)	(45,383,872)	(68,006,751)

Total decrease in net assets	(45,362,520)	(68,174,567)

Net assets:

Beginning of year	302,558,733	370,733,300

End of year	$257,196,213	$302,558,733

The accompanying notes are an integral part of these financial statements.

10 Putnam VT Money Market Fund

Financial highlights (For a common share outstanding throughout the period)

					LESS				RATIOS AND SUPPLEMENTAL
INVESTMENT OPERATIONS:					DISTRIBUTIONS:				DATA:

Period ended	Net asset value, beginning of period	Net investment income (loss)	Net realized gain (loss) on investments	Total from investment operations	From net investment income	Total distributions	Net asset value, end of period	Total return at net asset value (%)[a,b]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[a,c]	Ratio of net investment income (loss) to average net assets (%)

Class IA

12/31/11	$1.00	.0001	.0001	.0002	(.0001)	(.0001)	$1.00	.01	$123,847	.20[d]	.01[d]

12/31/10	1.00	.0003	(.0004)	(.0001)	(.0004)	(.0004)	1.00	.03	138,561	.26[d]	.03[d]

12/31/09	1.00	.0036	—[e]	.0036	(.0035)	(.0035)	1.00	.35	178,927	.47[d,f]	.39[d,f]

12/31/08	1.00	.0279	(.0003)	.0276	(.0279)	(.0279)	1.00	2.83	251,780	.47[f]	2.78[f]

12/31/07	1.00	.0492	—[e]	.0492	(.0492)	(.0492)	1.00	5.05	219,558	.46[f]	4.92[f]

Class IB

12/31/11	$1.00	.0001	.0001	.0002	(.0001)	(.0001)	$1.00	.01	$133,349	.20[d]	.01[d]

12/31/10	1.00	.0003	(.0004)	(.0001)	(.0004)	(.0004)	1.00	.03	163,998	.26[d]	.03[d]

12/31/09	1.00	.0022	—[e]	.0022	(.0021)	(.0021)	1.00	.21	191,806	.62[d,f]	.24[d,f]

12/31/08	1.00	.0254	(.0003)	.0251	(.0254)	(.0254)	1.00	2.57	220,510	.72[f]	2.54[f]

12/31/07	1.00	.0467	—[e]	.0467	(.0467)	(.0467)	1.00	4.79	206,134	.71[f]	4.67[f]

a The charges and expenses at the insurance company separate account level are not reflected.

b Total return assumes dividend reinvestment.

c Includes amounts paid through expense offset arrangements (Note 2).

d Reflects a voluntary waiver of certain fund expenses in effect during the period relating to the enhancement of certain annualized net yields of the fund. As a result of such waivers, the expenses of each class reflect a reduction of the following amounts as a percentage of average net assets (Note 2):

	12/31/11	12/31/10	12/31/09

Class IA	0.26%	0.19%	0.07%

Class IB	0.51	0.44	0.17

e Amount represents less than $0.0001 per share.

f Reflects an involuntary contractual expense limitation in effect during the period. For periods prior to December 31, 2009, certain fund expenses were waived in connection with the fund’s investment in Putnam Prime Money Market Fund. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts:

Percentage of
average net assets

12/31/09	0.04%

12/31/08	0.08

12/31/07	0.09

The accompanying notes are an integral part of these financial statements.

Putnam VT Money Market Fund 11

Notes to financial statements 12/31/11

Note 1 — Significant accounting policies

Putnam VT Money Market Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as an open-end management investment company. The investment objective of the fund is to seek to provide as high a rate of current income as Putnam Investment Management, LLC (Putnam Management), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, believes is consistent with preservation of capital and maintenance of liquidity by investing in a diversified portfolio of high-quality short-term money market instruments.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

Investment income, realized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Unless otherwise noted, the “reporting period” represents the period from January 1, 2011 through December 31, 2011.

A) Security valuation The valuation of the fund’s portfolio instruments is determined by means of the amortized cost method (which approximates market value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity and is generally categorized as a Level 2 security.

Investments in other open-end investment companies, which are classified as Level 1 securities, are based on their net asset value (NAV). The NAV of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.

B) Joint trading account Pursuant to an exemptive order from the Securities and Exchange Commission (the SEC), the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 90 days.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

D) Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Premiums and discounts from purchases of short-term investments are amortized/accreted at a constant rate until maturity. Gains or losses on securities sold are determined on the identified cost basis.

E) Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

F) Line of credit The fund participates, along with other Putnam funds, in a $325 million unsecured committed line of credit and a $185 million unsecured uncommitted line of credit, both provided by State Street Bank and Trust Company (State Street). Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the Federal Funds rate plus 1.25% for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.02% of the committed line of credit and $50,000 for the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.13% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

G) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. The fund is subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

At December 31, 2011, the fund had a capital loss carryover of $249,949 available to the extent allowed by the Code to offset future net capital gain, if any. The amounts of the carryovers and the expiration dates are:

	Loss carryover

Short-term	Long-term	Total	Expiration

$115,469	$—	$115,469	12/31/16

134,480	—	134,480	12/31/18

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

H) Distributions to shareholders Income dividends are recorded daily by the fund and are paid monthly. Distributions from capital gains, if any, are paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. For the reporting period ended, there were no temporary or permanent differences. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for

12 Putnam VT Money Market Fund

distribution (or available capital loss carryovers) under income tax regulations.

For the reporting period ended, the fund required no such reclassifications.

The tax basis components of distributable earnings as of the close of the reporting period were as follows:

Capital loss carryforward	$(249,949)

The aggregate identified cost on a financial reporting and tax basis is the same.

I) Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

J) Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 36.0% of the fund is owned by accounts of one group of insurance companies.

Note 2 — Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of most open-end funds, as defined in the fund’s management contract, sponsored by Putnam Management. Such annual rates may vary as follows:

0.440%	of the first $5 billion,
0.390%	of the next $5 billion,
0.340%	of the next $10 billion,
0.290%	of the next $10 billion,
0.240%	of the next $50 billion,
0.220%	of the next $50 billion,
0.210%	of the next $100 billion and
0.205%	of any excess thereafter.

Putnam Management has contractually agreed, through June 30, 2012, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Management may from time to time voluntarily undertake to waive fees and/or reimburse certain fund expenses in order to enhance the annualized net yield for the fund. Any such waiver or reimbursement would be voluntary and may be modified or discontinued by Putnam Management at any time without notice. For the reporting period, Putnam Management waived $1,096,409 as a result of this waiver, which includes $370,136 of class IB specific distribution fees from the fund, and the net yield at the close of the reporting period was 0.01%.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.40% of the average net assets of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.10% of the fund’s average net assets. The amounts incurred for investor servicing agent functions during the reporting period are included in Investor servicing fees in the Statement of operations.

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $78 under the expense offset arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $196, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class IB shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, a wholly-owned subsidiary of Putnam Investments, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares.

Note 3 — Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales (including maturities) of investment securities (all short-term obligations) aggregated $17,200,794,198 and $17,249,031,552, respectively.

Note 4 — Capital shares

At the close of the reporting period, there was an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

		Class IA shares				Class IB shares
	Year ended 12/31/11		Year ended 12/31/10		Year ended 12/31/11		Year ended 12/31/10

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	43,848,519	$43,848,519	42,519,546	$42,519,546	45,924,722	$45,924,722	54,338,124	$54,338,124

Shares issued in connection with
reinvestment of distributions	14,557	14,557	60,691	60,691	16,760	16,760	67,651	67,651

	43,863,076	43,863,076	42,580,237	42,580,237	45,941,482	45,941,482	54,405,775	54,405,775

Shares repurchased	(58,586,395)	(58,586,395)	(82,865,662)	(82,865,662)	(76,602,035)	(76,602,035)	(82,127,101)	(82,127,101)

Net decrease	(14,723,319)	$(14,723,319)	(40,285,425)	$(40,285,425)	(30,660,553)	$(30,660,553)	(27,721,326)	$(27,721,326)

Putnam VT Money Market Fund 13

Note 5 — Investment in Putnam Money Market Liquidity Fund

The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income in the Statement of operations and totaled $9,348 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $83,638,109 and $74,038,109, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

Note 6 — New accounting pronouncement

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-04 “Fair Value Measurements and Disclosures (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS”. ASU 2011-04 amends FASB Topic 820 “Fair Value Measurement” and seeks to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. ASU 2011-04 is effective for fiscal years and interim periods beginning after December 15, 2011. Putnam Management is currently evaluating the application of ASU 2011-04 and its impact, if any, on the fund’s financial statements.

Note 7 — Market and credit risk

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default.

14 Putnam VT Money Market Fund

About the Trustees

	Name Year of birth Position held	Principal occupations during past five years	Other directorships
Independent Trustees			
	**Ravi Akhoury** Born 1947 Trustee since 2009	Advisor to New York Life Insurance Company. Trustee of American India Foundation and of the Rubin Museum. From 1992 to 2007, was Chairman and CEO of MacKay Shields, a multi-product investment management firm with over $40 billion in assets under management.	Jacob Ballas Capital India, a non-banking finance company focused on private equity advisory services; RAGE Frameworks, Inc., a private software company
	**Barbara M. Baumann** Born 1955 Trustee since 2010	President and Owner of Cross Creek Energy Corporation, a strategic consultant to domestic energy firms and direct investor in energy projects. Trustee of Mount Holyoke College and member of the Investment Committee for the college's endowment. Former Chair and current board member of Girls Incorporated of Metro Denver. Member of the Finance Committee, The Children's Hospital of Denver.	SM Energy Company, a domestic exploration and production company; UniSource Energy Corporation, an Arizona utility; CVR Energy, a petroleum refiner and fertilizer manufacturer
	**Jameson A. Baxter** Born 1943 Trustee since 1994, Vice Chair from 2005 to 2011, and Chair since 2011	President of Baxter Associates, Inc., a private investment firm. Chair of Mutual Fund Directors Forum. Chair Emeritus of the Board of Trustees of Mount Holyoke College. Director of the Adirondack Land Trust and Trustee of the Nature Conservancy's Adirondack Chapter.	None
	**Charles B. Curtis** Born 1940 Trustee since 2001	Former President and Chief Operating Officer of the Nuclear Threat Initiative, a private foundation dealing with national security issues. Senior Advisor to the Center for Strategic and International Studies. Member of the Council on Foreign Relations.	Edison International; Southern California Edison
	**Robert J. Darretta** Born 1946 Trustee since 2007	Health Care Industry Advisor to Permira, a global private equity firm. Until April 2007, was Vice Chairman of the Board of Directors of Johnson & Johnson. Served as Johnson & Johnson's Chief Financial Officer for a decade.	UnitedHealth Group, a diversified health-care company
	**John A. Hill** Born 1942 Trustee since 1985 and Chairman from 2000 to 2011	Founder and Vice-Chairman of First Reserve Corporation, the leading private equity buyout firm focused on the worldwide energy industry. Serves as a Trustee and Chairman of the Board of Trustees of Sarah Lawrence College. Also a member of the Advisory Board of the Millstein Center for Corporate Governance and Performance at the Yale School of Management.	Devon Energy Corporation, a leading independent natural gas and oil exploration and production company
	**Paul L. Joskow** Born 1947 Trustee since 1997	Economist and President of the Alfred P. Sloan Foundation, a philanthropic institution focused primarily on research and education on issues related to science, technology, and economic performance. Elizabeth and James Killian Professor of Economics, Emeritus at the Massachusetts Institute of Technology (MIT). Prior to 2007, served as the Director of the Center for Energy and Environmental Policy Research at MIT.	TransCanada Corporation, an energy company focused on natural gas transmission and power services; Exelon Corporation, an energy company focused on power services
	**Elizabeth T. Kennan** Born 1938 Trustee from 1992 to 2010 and since 2012	Partner of Cambus-Kenneth Farm (thoroughbred horse breeding and general farming). President Emeritus of Mount Holyoke College. Trustee of the National Trust for Historic Preservation and of Centre College. Chairman of the Board of Shaker Village of Pleasant Hill.	Former Chairman and now Lead Director of Northeast Utilities, which operates New England's largest energy delivery system
	**Kenneth R. Leibler** Born 1949 Trustee since 2006	Founder and former Chairman of Boston Options Exchange, an electronic marketplace for the trading of derivative securities. Vice Chairman of the Board of Trustees of Beth Israel Deaconess Hospital in Boston, Massachusetts. Until November 2010, director of Ruder Finn Group, a global communications and advertising firm.	Northeast Utilities, which operates New England's largest energy delivery system
	**Robert E. Patterson** Born 1945 Trustee since 1984	Senior Partner of Cabot Properties, LP and Co-Chairman of Cabot Properties, Inc., a private equity firm investing in commercial real estate. Past Chairman and Trustee of the Joslin Diabetes Center.	None

Putnam VT Money Market Fund 15

The address of each Trustee is One Post Office Square, Boston, MA 02109.

As of December 31, 2011, there were 108 Putnam funds. All Trustees serve as Trustees of all Putnam funds.

Each Trustee serves for an indefinite term, until his or her resignation, retirement at age 75, removal, or death.

*Mr. Reynolds is an “interested person” (as defined in the Investment Company Act of 1940) of the fund, Putnam Management, and/or Putnam Retail Management. He is President and Chief Executive Officer of Putnam Investments, as well as the President of your fund and each of the other Putnam funds.

Officers

In addition to Robert L. Reynolds, the other officers of the fund are shown below:

Jonathan S. Horwitz (Born 1955)	James P. Pappas (Born 1953)
Executive Vice President, Principal Executive Officer, Treasurer and	Vice President
Compliance Liaison	Since 2004
Since 2004	Director of Trustee Relations, Putnam Investments and
Putnam Management
Steven D. Krichmar (Born 1958)
Vice President and Principal Financial Officer	Judith Cohen (Born 1945)
Since 2002	Vice President, Clerk and Assistant Treasurer
Chief of Operations, Putnam Investments and Putnam Management	Since 1993

Janet C. Smith (Born 1965)	Michael Higgins (Born 1976)
Vice President, Assistant Treasurer and Principal Accounting Officer	Vice President, Senior Associate Treasurer and Assistant Clerk
Since 2007	Since 2010
Director of Fund Administration Services, Putnam Investments and	Manager of Finance, Dunkin’ Brands (2008–2010); Senior Financial
Putnam Management	Analyst, Old Mutual Asset Management (2007–2008); Senior Financial
Analyst, Putnam Investments (1999–2007)
Robert R. Leveille (Born 1969)
Vice President and Chief Compliance Officer	Nancy E. Florek (Born 1957)
Since 2007	Vice President, Assistant Clerk, Assistant Treasurer and Proxy Manager
Chief Compliance Officer, Putnam Investments, Putnam Management,	Since 2000
and Putnam Retail Management
Susan G. Malloy (Born 1957)
Mark C. Trenchard (Born 1962)	Vice President and Assistant Treasurer
Vice President and BSA Compliance Officer	Since 2007
Since 2002	Director of Accounting & Control Services, Putnam Management
Director of Operational Compliance, Putnam Investments and Putnam
Retail Management

Robert T. Burns (Born 1961)
Vice President and Chief Legal Officer
Since 2011
General Counsel, Putnam Investments and Putnam Management

The principal occupations of the officers for the past five years have been with the employers as shown above although in some cases, they have held different positions with such employers. The address of each Officer is One Post Office Square, Boston, MA 02109.

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20 Putnam VT Money Market Fund

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2011, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each Putnam VT fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Forms N-Q on the SEC’s website at www.sec.gov. In addition, the fund’s Forms N-Q may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the public reference room.

Fund information

Investment Manager	Investor Servicing Agent	Trustees
Putnam Investment Management, LLC	Putnam Investor Services, Inc.	Jameson A. Baxter, Chair
One Post Office Square	Mailing address:	Ravi Akhoury
Boston, MA 02109	P.O. Box 8383	Barbara M. Baumann
	Boston, MA 02266-8383	Charles B. Curtis
Investment Sub-Manager	1-800-225-1581	Robert J. Darretta
Putnam Investments Limited		John A. Hill
57–59 St James’s Street	Custodian	Paul L. Joskow
London, England SW1A 1LD	State Street Bank and Trust Company	Elizabeth T. Kennan
Kenneth R. Leibler
Marketing Services	Legal Counsel	Robert E. Patterson
Putnam Retail Management	Ropes & Gray LLP	George Putnam, III
One Post Office Square		Robert L. Reynolds
Boston, MA 02109	Independent Registered	W. Thomas Stephens
Public Accounting Firm
PricewaterhouseCoopers LLP

Putnam VT Money Market Fund 21

This report has been prepared for the shareholders	H517
of Putnam VT Money Market Fund.	272234 2/12

Item 2. Code of Ethics:

(a) The fund’s principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund’s investment manager. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investments which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Putnam Investments with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

(c) In May 2008, the Code of Ethics of Putnam Investment Management, LLC was updated in its entirety to include the amendments adopted in August 2007 as well as a several additional technical, administrative and non-substantive changes. In May of 2009, the Code of Ethics of Putnam Investment Management, LLC was amended to reflect that all employees will now be subject to a 90-day blackout restriction on holding Putnam open-end funds, except for portfolio managers and their supervisors (and each of their immediate family members), who will be subject to a one-year blackout restriction on the funds that they manage or supervise. In June 2010, the Code of Ethics of Putnam Investments was updated in its entirety to include the amendments adopted in May of 2009 and to change certain rules and limits contained in the Code of Ethics. In addition, the updated Code of Ethics included numerous technical, administrative and non-substantive changes, which were intended primarily to make the document easier to navigate and understand. In July 2011, the Code of Ethics of Putnam Investments was updated to reflect several technical, administrative and non-substantive changes resulting from changes in employee titles.

Item 3. Audit Committee Financial Expert:

The Funds’ Audit and Compliance Committee is comprised solely of Trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Trustees believe that each of the members of the Audit and Compliance Committee also possess a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualify them for service on the Committee. In addition, the Trustees have determined that each of Mr. Leibler, Mr. Hill, Mr. Darretta and Ms. Baumann qualifies as an “audit committee financial expert” (as such term has been defined by the Regulations) based on their review of his or her pertinent experience and education. The SEC has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit and Compliance Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund’s independent auditor:

Fiscal year ended	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

December 31, 2011	$56,515	$--	$1,717	$ —
December 31, 2010	$56,297	$--	$1,679	$224*

*	Includes fees of $224 billed by the fund’s independent auditor to the fund for procedures necessitated by regulatory and litigation matters for the fiscal year ended December 31, 2010. These fees were reimbursed to the fund by Putnam Investment Management, LLC (“Putnam Management”).

For the fiscal years ended December 31, 2011and December 31, 2010, the fund’s independent auditor billed aggregate non-audit fees in the amounts of $129,099 and $280,123 respectively, to the fund, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund’s last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund’s last two fiscal years for services traditionally performed by the fund’s auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund’s last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

All Other Fees represent fees billed for services relating to an analysis of the proposed market timing distribution.

Pre-Approval Policies of the Audit and Compliance Committee. The Audit and Compliance Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit and Compliance Committee also has adopted a policy to pre-approve the engagement by Putnam Management and certain of its affiliates of the funds’ independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by Putnam Management or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund’s independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

Fiscal year ended	Audit-Related Fees	Tax Fees	All Other Fees	Total Non-Audit Fees

December 31, 2011	$ —	$107,505	$ —	$ —

December 31, 2010	$ —	$227,601	$ —	$ —

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds, which incorporates the Code of Ethics of Putnam Investments, is filed herewith.

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: February 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: February 28, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer

Date: February 28, 2012